UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21522

          BlackRock S&P Quality Rankings Global Equity Managed Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock S&P Quality Rankings Global Equity Managed Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

S&P Quality Rankings Global Equity Managed Trust (BQY)

Shares	Description	Value

	COMMON STOCKS—99.6%
	Australia—4.9%
266,300	Gunns Ltd.	$ 770,094
64,700	National Australia Bank Ltd.	1,535,214
126,100	Santos Ltd.	1,029,643
46,100	TABCORP Holdings Ltd.	556,238
33,200	Wesfarmers Ltd.	1,003,373

	Total Australia	4,894,562

	Austria—0.5%
3,500	Boehler-Uddeholm AG	530,490

	Canada—4.6%
7,700	Canadian Imperial Bank of Commerce	502,530
16,000	Enbridge, Inc.	460,704
18,400	Royal Bank of Canada	1,161,679
52,400	Toronto-Dominion Bank	2,389,298

	Total Canada	4,514,211

	Denmark—1.0%
32,400	Danske Bank A/S	1,011,541

	Finland—1.0%
19,200	Kesko Oyj	522,971
10,700	Stockmann Oyj Abp	431,639

	Total Finland	954,610

	France—4.0%
19,200	AXA	524,984
11,700	Bouygues	512,030
19,400	M6-Metropole Television	536,835
5,300	Societe Generale	579,476
4,300	Total SA	1,077,262
9,100	Vinci SA	737,968

	Total France	3,968,555

	Germany—1.4%
10,500	BASF AG	745,691
3,800	SAP AG	652,345

	Total Germany	1,398,036

	Hong Kong—1.3%
22,600	Hang Seng Bank Ltd.	312,013
204,500	Hong Kong Electric Holding	970,916

	Total Hong Kong	1,282,929

	Italy—1.5%
169,200[1]	Enel SpA	1,451,681

	Japan—3.3%
53,000	Mitsui & Co. Ltd.	511,550
12,000	Nitto Denko Corp.	658,601
53,000	Ricoh Co. Ltd.	811,990
42,000	Sharp Corp.	635,635
17,300	Toyota Motor Corp.	655,878

	Total Japan	3,273,654

	Netherlands—1.4%
20,800	ABN Amro Holding NV	518,610
104,100	Koninklijke (Royal) KPN NV	905,623

	Total Netherlands	1,424,233

	Norway—0.3%
16,200	Ekornes ASA	309,284

	Singapore—1.0%
359,000	Singapore Press Holdings Ltd.	989,805

S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares	Description	Value

	Sweden—2.6%
15,300	Hennes & Mauritz AB	$ 545,709
42,500	Ratos AB	1,023,346
27,000	Scania AB	981,842

	Total Sweden	2,550,897

	United Kingdom—12.7%
55,300	Alliance & Leicester PLC	853,050
141,100	Barclays PLC	1,382,399
122,800	BP PLC	1,352,910
232,500	Electrocomponents PLC	1,026,578
33,500	Gallaher Group PLC	479,197
64,100	GlaxoSmithKline PLC	1,509,920
61,200	HSBC Holdings PLC	991,242
46,100	Jardine Lloyd Thompson Group PLC	326,536
193,500	Rentokil Initial PLC	530,611
49,600	Royal Dutch Shell PLC	1,527,859
69,183	Scottish & Southern Energy	1,191,567
540,000	Vadafone Group PLC	1,393,282

	Total United Kingdom	12,565,151

	United States—58.1%
	Aero & Defense—0.7%
13,800	United Technologies Corp.	699,660

	Basic Materials—0.6%
22,600	Alcoa, Inc.	633,930

	Consumer Products—6.3%
29,600	Altria Group, Inc.	1,982,016
11,000	Coca-Cola Co. (The)	481,360
23,800	ConAgra Foods, Inc.	540,498
21,400	Home Depot, Inc.	931,114
23,000	McDonald’s Corp.	716,910
21,900	UST, Inc.	1,007,838
12,100	Wal-Mart Stores, Inc.	597,135

		6,256,871

	Conglomerates—2.7%
76,100	General Electric Co.	2,625,450

	Energy—6.4%
17,900	Ameren Corp.	995,598
12,800	Chevron Corp.	742,528
14,100	Consolidated Edison, Inc.	679,056
26,200	Duke Energy Corp.	773,948
35,800	Exxon Mobil Corp.	2,103,250
10,700	Progress Energy, Inc.	477,327
8,600	Public Service Enterprise Group, Inc.	552,980

		6,324,687

	Financial Institutions—10.0%
55,700	Allied Capital Corp.	1,584,108
11,100	American International Group, Inc.	668,220
49,600	Bank of America Corp.	2,162,560
44,400	Citigroup, Inc.	1,931,400
5,900	Comerica, Inc.	360,490
17,300	Keycorp	592,352
17,100	Morgan Stanley	907,155
13,800	Wachovia Corp.	695,244
19,360	Washington Federal, Inc.	450,507
11,800	Washington Mutual, Inc.	501,264

		9,853,300

S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares		Description	Value

		Heath Care—6.6%
13,100		Abbott Laboratories	$ 610,853
102,100		Bristol-Myers Squibb Co.	2,550,458
18,100		Johnson & Johnson	1,157,676
24,600		Merck & Co., Inc.	764,076
55,300		Pfizer, Inc.	1,465,450

			6,548,513

		Industrials—1.5%
22,600		Emerson Electric Co.	1,487,080

		Real Estate—11.3%
24,800		AMLI Residential Properties Trust (REIT)	800,792
16,500		Agree Realty Corp. (REIT)	505,725
11,200		Colonial Properties Trust (REIT)	531,104
14,400		Equity Residential (REIT)	581,760
25,900		First Industrial Realty Trust, Inc. (REIT)	1,069,152
23,900		Healthcare Realty Trust, Inc. (REIT)	976,554
37,600		Health Care REIT, Inc. (REIT)	1,470,160
16,900		Kimco Realty Corp. (REIT)	1,109,654
10,800		Liberty Property Trust (REIT)	484,704
34,400		Nationwide Health Properties, Inc. (REIT)	862,752
17,800		New Plan Excel Realty Trust (REIT)	487,364
17,300		Reckson Associates Realty Corp. (REIT)	607,576
32,900		Thornburg Mortgage, Inc. (REIT)	976,472
7,900		Vornado Realty Trust (REIT)	700,256

			11,164,025

		Technology—8.3%
33,600	[1]	Cisco Systems, Inc.	643,440
31,000		Hewlett-Packard Co.	763,220
52,900		Intel Corp.	1,435,706
17,700		International Business Machines Corp.	1,477,242
22,100		Linear Technology Corp.	858,806
11,400		Maxim Integrated Products, Inc.	477,318
83,900		Microsoft Corp.	2,148,679
9,300		Pitney Bowes, Inc.	414,594

			8,219,005

		Telecommunications—3.7%
50,400		BellSouth Corp.	1,391,040
35,800		Motorola, Inc.	758,244
60,200		SBC Communications, Inc.	1,471,890

			3,621,174

		Total United States	57,433,695

		Total Common Stocks (cost $90,023,098)	98,553,334

		Money Market Fund—0.3%
283,778		Fidelity Institutional Money Market Prime Portfolio (cost $283,778)	283,778

		Total Investments—99.9% (cost $90,306,8762)	98,837,112
		Other assets in excess of liabilities—0.1%	139,226

		Net Assets—100%	$ 98,976,338

[1]	Non-incoming producing security.
[2]	Cost for Federal income tax purposes is $89,981,029. The net unrealized appreciation on a tax basis is $8,856,083, consisting of $10,888,051 gross unrealized appreciation and $2,031,968 gross unrealized depreciation.

A category may contain multiple industries as detailed by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock S&P Quality Rankings Global Equity Managed Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005